Commitments and Contingencies - Schedule of Subsidiary Guarantees (Parenthetical) (Details) - USD ($)	1 Months Ended
	Jul. 31, 2016	Dec. 31, 2022	Dec. 31, 2019
Solar
Guarantee Obligations [Line Items]
Guarantee obligations, related to entities held for sale		$ 90,000,000
Lessor | New Corporate Office | Agreement with Lessor to Construct and Lease Corporate Office Property
Guarantee Obligations [Line Items]
Amount of financing commitments to fund estimated project costs	$ 365,000,000		$ 465,000,000
Project Completion Period	2019-08
Lease commenced term	5 years
Lessee, operating Lease, existence of option to extend	true
Lease extend term	5 years
Maximum percentage payment of project costs for difference between project costs and sales proceeds	87.00%
Guarantee amount		$ 0